Financial instruments - Contractual future cash outflows for long-term debt (Details) $ in Millions	Dec. 31, 2021 USD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	$ 499
Interest on long-term debt	0
Bonds Issued, Lease Obligations, Undiscounted Cash Flows	28
Cash outflows	1,375
Bonds Issued, Payables and Accrued Liabilities, Undiscounted Cash Flows	848
Total
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	501
Interest on long-term debt	52
Bonds Issued, Lease Obligations, Undiscounted Cash Flows	29
Cash outflows	1,430
Bonds Issued, Payables and Accrued Liabilities, Undiscounted Cash Flows	848
2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	0
Interest on long-term debt	19
Bonds Issued, Lease Obligations, Undiscounted Cash Flows	11
Cash outflows	878
Bonds Issued, Payables and Accrued Liabilities, Undiscounted Cash Flows	848
2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	0
Interest on long-term debt	19
Bonds Issued, Lease Obligations, Undiscounted Cash Flows	6
Cash outflows	25
Bonds Issued, Payables and Accrued Liabilities, Undiscounted Cash Flows	0
2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	501
Interest on long-term debt	14
Bonds Issued, Lease Obligations, Undiscounted Cash Flows	5
Cash outflows	520
Bonds Issued, Payables and Accrued Liabilities, Undiscounted Cash Flows	0
2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	0
Interest on long-term debt	0
Bonds Issued, Lease Obligations, Undiscounted Cash Flows	2
Cash outflows	2
Bonds Issued, Payables and Accrued Liabilities, Undiscounted Cash Flows	0
Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	0
Interest on long-term debt	0
Bonds Issued, Lease Obligations, Undiscounted Cash Flows	5
Cash outflows	5
Bonds Issued, Payables and Accrued Liabilities, Undiscounted Cash Flows	$ 0